FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME, NET
FINANCIAL INCOME, NET

22— FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:

	2021	2020	2019
Interest income	10	10	20
Interest expense	(52)	(108)	(165)
Paycheck Protection Program loan forgiveness	187	—	—
Total	145	(98)	(146)